GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Statement of Operations (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net sales	[1]	$ 465	$ 2,011	$ 2,289	$ 2,398
Cost of Goods Sold		402		1,894
Costs and expenses:
Gross Profit		63		395
Cost of sales, excluding depreciation			1,439		1,732
Selling, general and administrative expenses		80	434	285	373
Depreciation and amortization expenses		(22)	(147)	(153)	(171)
Depreciation, Amortization and Accretion, Net		0	147	0	171
Research and development expenses		13	63	65	70
Restructuring Charges		5	20	32	21
Other Operating Income		(1)	0	2	0
Operating (loss) income		(34)	(92)	11	31
Other income (expense):
Gains (Losses) on Extinguishment of Debt		0	0	(7)	0
Other income, net		8	0	3	0
Reorganization Items		3	(1,972)	8	0
(Loss) income before income taxes and losses from unconsolidated entities		(60)	1,718	(72)	(363)
Income Tax Expense (Benefit)		0	36	13	104
Loss before earnings from unconsolidated entities		(60)	1,682	(85)	(467)
Losses from unconsolidated entities		0	(3)	(2)	(3)
Net loss		(60)	1,685	(83)	(464)
Net Income (Loss) Attributable to Momentive Performance Materials Inc		(60)	1,685	(83)	(464)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(88)	1,483		(442)
Gains (loss) on extinguishment and exchange of debt		$ 0	$ 0	$ (7)	$ 0

[1]	sales are not significant and, as such, are eliminated within the selling segment.